Right-of-use assets and lease liability	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Lease Liability
Right-of-use assets and lease liability

14 Right-of-use assets and lease liability

The Company assesses whether a contract is or contains a lease if the contract transfers the right to control the use of an asset identified for a certain period in exchange for consideration. The Company leases railcars, machinery and equipment, vessels, buildings, vehicles and IT equipment. Such leases are negotiated individually and are subject to specific terms and conditions.

As a lessee, the Company, to determine the enforceable term of the lease, considers all facts and circumstances that create an economic incentive for exercising the option to extend the lease.

(a)	Right-of-use assets

Leases are recognized as a right-of-use asset and a corresponding liability on the date on which the leased asset becomes available to the Company.

The right-of-use asset is measured at the cost composed of:

• The amount of the initial measurement of the lease liabilities;

• Any lease payment made up to the start of the lease, deducting any incentive received;

• Any initial direct cost; and

• Dismantling costs.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment.

Changes in right-of-use assets:

	Balance as of				Foreign currency	Balance as of
	12/31/2021	Acquisitions	Amortization	Disposal	translation adjustment	31/12/2022
Rail cars	986	73	(173)	(5)	(54)	827
Machinery and equipment	793	1,147	(330)	(6)	(1)	1,603
Vessels	697	811	(386)		(2)	1,120
Buildings and constructions	265	102	(75)			292
Vehicles	29	103	(26)			106
Computer equipment and goods	9		(4)			5
Total	2,779	2,236	(994)	(11)	(57)	3,953

	Balance as of				Foreign currency	Balance as of
	31/12/2022	Acquisitions	Amortization	Disposal (i)	translation adjustment	31/12/2023
Rail cars	827	237	(173)	(32)	(38)	821
Machinery and equipment	1,603	553	(564)			1,592
Vessels	1,120	276	(452)	(5)	(28)	911
Buildings and constructions	292	149	(95)		(40)	306
Vehicles	106	143	(54)	(9)		186
Computer equipment and goods	5	3	(4)			4
Total	3,953	1,361	(1,342)	(46)	(106)	3,820

(i)	The amount of disposal in 2023 mainly refers to sublease contracts of rail cars signed in the year, which was R$ 29 (refers note 14(e)).

The Company has elected not recognize right-of-use assets and lease liabilities for the following leases or lease payments:

•        Short-term leases;

•        Leases for which the underlying assets is of low value; and

•        Variable lease payments.

To optimize lease costs during the lease term, the Company must provide guaranteed residual amounts for the leased asset. For certain lease agreements for rail cars, the Company guaranteed any difference between the flow of contractual payments and the fair value of these assets upon the end of the enforceable term, limited to R$ 61 as of December 31, 2023 (2022: R$ 66).

(b)	Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability considers the net present value of the following lease payments:

• Fixed payments discounting any incentive received;

• Variable lease payments that depend on an index or rate, initially measured using the index or rate as at the commencement date;

• Expected payables to the lessor referring to the residual value guarantees;

• Exercise price of a purchase option, if it is reasonably certain that lessee will exercise such option; and

• Payment of fines for termination of the lease if the contractual terms provide for lessee’s exercise option.

Some leases contain extension options that can be exercised by the Company. The extension options held are exercised only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

The Company’s incremental borrowing rate corresponds to the one the Company would have pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use in a similar economic environment. The weighted average incremental rate applied in 2023 was 7.33% p.a. (2022: 5.80%). The lease liability is measured at amortized cost.

Changes in lease liabilities:

	2023	2022

Balance as of January 01	4,241	3,156

Acquired	1,283	2,232
Additions through merger of ER Plastics		4
Disposals	(70)	(13)
Interests and monetary and exchange variations, net	45	84
Currancy translation adjustments	(78)	(72)
Payments	(1,209)	(929)
Interest paid	(279)	(221)
Balance as of December 31	3,933	4,241

Current liability	978	1,040
Non-current liability	2,955	3,201
Total	3,933	4,241

The table below presents the minimum annual commitments related to undiscounted lease agreements, by maturity.

	2023	2022
2023		1,109
2024	1,347	856
2025	932	630
2026	807	554
2027	631	437
2028+	1,660	1,398
	5,378	4,983

Interest discounted to present value	(1,445)	(742)
Carrying amount	3,933	4,241

(c)	Non-cash transactions

In 2023, net non-cash transactions of additions and disposals of leases were R$ 871 (2022: R$ 1,910).

(d)	Uninitiated lease arrangements

The Company has committed to lease agreements not yet effective as of December 31, 2023. The present value of the commitments corresponds to R$ 1,628, and the main agreements refer to: (i) construction of six vessels for raw material and finished product transportation; and (ii) a research and development laboratory located in Boston, United States. They have an expected completion date by 2024 and 2027, respectively.

The cash flows related to the contracts are shown below:

	Discounted	Not discounted
	2023	2023

2024	15	17
2025	97	111
2026	114	139
2027	167	218
2028+	1,236	2,399

Total	1,629	2,884

(e)	Subleases

The sublease of assets is a transaction in which the lessee, in this case the Company, subleases to third parties an asset that is the object of a lease agreement, therefore becoming an intermediate lessor. IFRS 16 – Leases, requires an intermediate lessor to classify the sublease as financial or operating. Considering that the agreements executed by the Company until December 31, 2023 account for most of the term of the main lease, the subleases were accounted for as follows:

•	Derecognition of the right-of-use asset related to the main lease and recognition of the rights resulting from sublease agreements at present value;
•	Recognition of any difference between the written-off right-of-use asset and the rights under sublease agreements at present value under net income;
•	Maintenance in the statement of financial position of lease liabilities under the main lease agreement;
•	Recognition of financial income during the term of the sublease;
•	Recognition of financial expenses related to obligations under the main lease agreement;